Loan payable (Details) - CEBA Loan - CAD ($)	Jan. 18, 2024	Feb. 12, 2021	Apr. 29, 2020
Loan payable
Proceeds from loan		$ 20,000	$ 40,000
Interest rate	5.00%	0.00%	0.00%
Term of loan	3 years